EQUITY (Details Narrative) - USD ($)											1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2022	Nov. 28, 2021	Oct. 31, 2021	Sep. 25, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 04, 2021	Jul. 31, 2021	Jul. 31, 2021	Jan. 01, 2022	Jan. 31, 2022	Jul. 31, 2021	Nov. 14, 2021	Jul. 28, 2021	Jul. 26, 2021	Jul. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized									1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000			100,000,000	1,000,000,000
Preferred stock shares authorized									250,000,000	250,000,000			250,000,000
Preferred stock unauthorizied shares									99,000,000	99,000,000			99,000,000
Shares of common stock equivalents, value													$ 100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														2,000,000
Warrants and Rights Outstanding, Term														3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.01
Stock price									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Lender [Member]
Class of Stock [Line Items]
Conversion of common stock					3,743,590	2,979,564	3,740,741	3,743,590				30,198,755	22,187,901
Conversion of common stock, shares					$ 9,000	$ 7,449	$ 10,100	$ 14,600				$ 69,449	$ 232,057
Kanab Corp [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage									100.00%	100.00%			100.00%
FOMO Advisors LLC [Member]
Class of Stock [Line Items]
Warrants issued															50,000,000
GENBIO Inc [Member]
Class of Stock [Line Items]
Number of new shares issued		2,036,188
Equity Method Investment, Ownership Percentage	19.90%	19.90%									19.90%
GENBIO Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of new shares issued		99,868,000
Shares of common stock equivalents, value		$ 189,749
Stock price		$ 19
The Agrarian Group, LLC [Member]
Class of Stock [Line Items]
Number of new shares issued											1,242,000
The Agrarian Group, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of new shares issued	99,868,000
Shares of common stock equivalents, value	$ 119,841
Stock price	$ 12										$ 12
Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock equivalents, value
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock shares authorized									130,000,000	130,000,000		130,000,000	130,000,000				130,000,000
Conversion of common stock													50
Preferred Stock, Shares Outstanding			0						0	0		0	0				0
Preferred Stock, Shares Issued			0						0	0		0	0				0
Preferred stock voting rights													voting rights of 1 vote per share
Preferred Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized									130,000,000	130,000,000			130,000,000
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred stock shares authorized									20,000,000	20,000,000		20,000,000	20,000,000				20,000,000
Conversion of common stock													1,000
Preferred Stock, Shares Outstanding			320,000						300,000	300,000		519,736	300,000				0
Preferred Stock, Shares Issued			320,000						300,000	300,000		519,736	300,000				0
Preferred stock voting rights			320,000,000 votes							300,000,000 votes			voting rights of 1,000 votes per share
Number of new shares issued				2,000,000
Issuance of shares for service				20,000
Stock price				$ 0.0012
Shares of common stock equivalents, value				$ 24,000
Preferred Class B [Member] | Kanab Corp [Member]
Class of Stock [Line Items]
Shares issued on acquisition													300,000
Preferred Class C [Member]
Class of Stock [Line Items]
Preferred stock shares authorized									1,000,000	1,000,000		1,000,000	1,000,000				1,000,000
Conversion of common stock													1
Preferred Stock, Shares Outstanding			1,000,000						1,000,000	1,000,000		1,000,000	1,000,000				0
Preferred Stock, Shares Issued									1,000,000	1,000,000		1,000,000	1,000,000				0
Preferred stock voting rights			100,000,000,000 votes							100,000,000,000 votes			voting rights of 100,000 votes per share
Preferred Class C [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of new shares issued													1,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of new shares issued	99,868	99,868
Issuance of shares for service				20,000
Series B Preferred Stock [Member] | Kanab Corp [Member]
Class of Stock [Line Items]
Shares issued on acquisition									300,000
Equity Method Investment, Ownership Percentage									100.00%	100.00%			100.00%